Going Concern (Details Narrative) (USD $)	1 Months Ended	9 Months Ended	10 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2013
Going Concern Details Narrative
Revenue
Accumulated during development stage Deficit	450	15,485	15,485
Net cash in operating activities	$ 1,950	$ 13,535	$ 15,485